Other Financial Liabilities - Summary of other obligations by currency and maturity (Details) - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	$ 69,976	$ 58,962
Non-Current other obligations, Maturities	174,244	249,158
Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	14,667	3,871
Non-Current other obligations, Maturities	42,460	52,050
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	14,821
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	40,488	55,091
Non-Current other obligations, Maturities	$ 131,784	$ 197,108
Other Obligations [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.25%	1.39%
Other Obligations [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.15%
Other Obligations [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.68%	7.86%
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	$ 27,205	$ 15,069
One to three months [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	2,091	663
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	14,821
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	10,293	14,406
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	42,771	43,893
Three to twelve months [Member] | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	12,576	3,208
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current other obligations, Maturities	30,195	40,685
Year 2
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	38,607	51,726
Year 2 | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	2,783	5,080
Year 2 | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	35,824	46,646
Year 3
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	44,052	45,831
Year 3 | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	10,911	2,759
Year 3 | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	33,141	43,072
Year 4
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	34,107	54,381
Year 4 | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	4,115	15,553
Year 4 | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	29,992	38,828
Year 5
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	22,221	38,872
Year 5 | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	4,136	4,095
Year 5 | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	18,085	34,777
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	35,257	58,348
More than five years | Argentina | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	20,515	24,563
More than five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current other obligations, Maturities	$ 14,742	$ 33,785